Basis of preparation of the financial statements and changes to the Group's accounting policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Jun. 29, 2020	Jun. 09, 2020	Jun. 05, 2020
Fliper And Antecepia [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration	R$ 83,925
Business combination cash consideration	55,741
Business combination remaining consideration payable	14,000
Business combination fair value of contingent consideration	R$ 14,183
Carteira Online Controle de Investimentos Ltda ME [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of voting rights				100.00%
Antecipa SA [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of voting rights		100.00%
Corretora De Seguros E Accessoria Ltd [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of voting rights			100.00%